Income taxes - Summary of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)	$ 3,728	$ 652	$ 3,309	$ 419	$ (718)	$ (213)	$ (74)	$ 1,718	$ 8,108	$ 713	$ (4,010)
Income tax expense (benefit) related to U.S. and U.K. subsidiaries
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)									8,040	713	(10,035)
Change in uncertain tax positions
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)									68	0	(300)
Withholding taxes on certain investment transactions (1)
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)									$ 0	$ 0	$ 6,325